TAXES (Details Narrative)	12 Months Ended
Oct. 31, 2025 USD ($)
HONG KONG
DisclosureLineElements [Line Items]
Pre-tax income	$ 51,468
Tax rate	8.25%
SINGAPORE
DisclosureLineElements [Line Items]
Pre-tax income	$ 468,680